AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 12, 2018

File No. 333-192288

File No. 811-22911

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 15	☒
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 19	☒

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices, Zip Code)

(619) 487-1445

(Registrant’s Telephone Number, including Area Code)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service)

Copy to:

Laura E. Flores, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On January 16, 2018 pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

January 16, 2018

Reality Shares ETF Trust

	PRINCIPAL U.S. LISTING EXCHANGE	TICKER SYMBOL
Reality Shares Nasdaq NexGen Economy ETF	The NASDAQ Stock Market LLC	BLCN

INVESTMENT ADVISER:

REALITY SHARES ADVISORS, LLC

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

REALITY SHARES NASDAQ NEXGEN ECONOMY ETF

Investment Objective

The Reality Shares Nasdaq NexGen Economy ETF (the “Fund”) seeks long-term growth by tracking the investment returns, before fees and expenses, of the Reality Shares Nasdaq Blockchain Economy Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. If commissions were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.68%
Distribution and Service (12b-1) Fees	None
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.68%

*	Other Expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 Year	3 Years
$69	$218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

1

Principal Investment Strategy

The Fund seeks long-term growth by tracking the investment returns, before fees and expenses, of the Index. The Index was developed through a partnership between Reality Shares, Inc. (“Reality Shares”), the parent company of Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, and Nasdaq, Inc. (“Nasdaq” and together, the “Index Providers”).

The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others (“Blockchain Companies”). These Blockchain Companies are committing material resources to further the use and deployment of blockchain technology to, for example, streamline the distribution and verification of cross-border payments; more efficiently store and secure cloud-based digital data; facilitate trusted transactions based on data security and privacy; and mitigate risk in supply chain management, among other uses.

Blockchain technology is an emerging technology that is redefining how a record of value is transacted. Blockchain technology seeks to solve transactional challenges of counterparty trust and the need for a central repository or ledger by providing a transparent and secure process to transfer and digitally record information on a shared transaction database through a secure, decentralized, peer-to-peer distributed ledger. In this regard, it is designed to facilitate the transfer of information or property between users such that the transfer is guaranteed to be secure and known to all participants and shared across a distributed network where, once verified, the legitimacy of the transfer cannot be challenged. Blockchain technology may be used to support a vast array of business applications in many different industries and markets, and the extent of its versatility has not yet been fully explored. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and countries, including emerging markets.

The Index universe of Blockchain Companies is identified based on research and analysis conducted by the Index Providers. The Index universe is then narrowed to include only those Blockchain Companies with market capitalizations greater than $200 million, the shares of which are exchange-traded and have a six-month average daily trading volume greater than $1,000,000 as of the Index’s reconstitution date.

The remaining Blockchain Companies are then ranked to determine the leading Blockchain Companies as measured by their Blockchain Score™ which is a proprietary ranking system developed by the Index Providers designed to identify those Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. The Index is reconstituted

2

semi-annually in March and September. As of December 18, 2017, the Index included companies with a capitalization range of $390 million to $660 billion.

Under normal circumstances, at least 80% of the Fund’s assets, other than collateral held from securities lending, if any, will be invested in component securities of the Index. The Fund may invest up to 20% of its assets in other securities that are not components of the Index that the Adviser believes will help the Fund seek to track the Index. The Fund expects to invest in common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund does not intend to invest in cryptocurrency directly, but may have indirect exposure to cryptocurrency by virtue of its investments in companies that may use one or more cryptocurrencies, such as in exchange for a company’s goods or services; trade financial instruments that are directly tied to cryptocurrencies; or invest in other companies that interact with cryptocurrency.

The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index in approximately the same proportions as the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund, meaning that the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction. The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in the securities of fewer issuers than a diversified fund.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this Prospectus, the Fund anticipates that it will have significant exposure to the Financials Sector and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard, a widely recognized industry classification methodology developed by MSCI,

3

Inc. and Standard & Poor's Financial Services LLC. In addition, as of the date of this Prospectus, the Index components, and thus the Fund's investments, are concentrated (i.e., 25% or more of its assets) in securities issued by companies in the Software & Services Industry, a separate industry within the Information Technology Sector. The industries in which the Index components, and thus the Fund's investments, may be concentrated will vary as the composition of the Index changes over time.

Principal Risks

As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Authorized Participant Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Blockchain Technology Risk – Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Emerging Markets Risk – Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries with low to middle income economies as classified by the World Bank and less developed or liquid equity markets as determined by the Adviser, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

4

Equity Risk – The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Trading Risk – Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Geographic Concentration Risk – Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund’s investments are concentrated in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be concentrated in a particular country or region to the same extent as the Index. The Fund anticipates that it will have concentrated investment exposure to the regions listed below.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries and increased unemployment levels. Economic uncertainty may have an adverse effect on the value of the Fund’s investments.

Japan. The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily

5

dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

Index Performance Risk – There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in September 2017. Accordingly, the Index has limited historical performance.

Index Production Risk – Neither the Adviser nor the Index Providers are able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Providers, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Industry Concentration Risk – The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly. As of the date of this Prospectus, the Index components, and thus the Fund's investments, are concentrated (i.e., 25% or more of its assets) in securities issued by companies in the industries described below. The industries in which the Index components, and thus the Fund's investments, may be concentrated will vary as the composition of the Index changes over time.

Software & Services Industry. As a result of the Fund’s concentration in the Software & Services Industry Group, the Fund will be more susceptible to the risks associated with that industry group than a fund that does not concentrate its investments. The prices of the securities of companies in the Software & Services Industry Group may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, changing domestic demand and heavy expenses incurred for research and development of products that prove unsuccessful. Furthermore, the market for products produced by companies in the Software & Services Industry Group is characterized by rapidly changing technology, rapid product obsolescence, and cyclical market patterns, all of which may affect the success of software and software services companies. The Software & Services

6

Industry Group is a separate industry group comprising the Information Technology Sector.

Large-Capitalization Securities Risk – The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Liquidity and Valuation Risk – In certain circumstances, it may be difficult for the Fund to purchase and sell a particular investment within a reasonable time at a fair price, or the price at which it has been valued by the Adviser for purposes of the Fund’s NAV, causing the Fund to be less liquid. While the Fund intends to invest in liquid securities and financial instruments, under certain market conditions, such as when trading in a particular investment has been halted temporarily by an exchange because the maximum price change of that investment has been realized, it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

Market Risk – Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Mid-Capitalization Securities Risk – The Fund is subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Securities of medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, lower trading volumes, and cyclical or static growth prospects. Medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

New Fund Risk – The Fund is newly organized. Accordingly, there is a risk the Fund may not employ a successful investment strategy or successfully implement its strategy and the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Blockchain Technology Business Line Risk – Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in

7

companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Non-Diversification Risk – The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Passive Investment Risk – The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Sector Risk – The Fund is subject to the Sector Risks described below.

Financials Sector Risk. The Fund's investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage Real Estate Investment Trusts. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Information Technology Sector Risk. The Fund's investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Shares of the Fund May Trade at Prices Other Than NAV – As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although

8

market prices for Fund shares generally are expected to closely correspond to the Fund’s NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher or lower than the NAV of such shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Small-Capitalization Securities Risk – The Fund is subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Tracking Error Risk – As with all index funds, the performance of the Fund may vary from the performance of the Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Fund is designed to track the performance of the Index, there can be no guarantee that the Fund will achieve its objective.

Performance Information

The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Updated performance information is available on the Fund’s website at www.realityshares.com or by calling 855-595-0240.

Investment Adviser

Reality Shares Advisors, LLC serves as the investment adviser to the Fund.

Portfolio Manager

Eric Ervin, President of the Adviser, has served as portfolio manager of the Fund since its inception.

Purchase and Sale of Fund Shares

Most investors will buy and sell shares of the Fund on The NASDAQ Stock Market LLC (the “Exchange”). Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Fund. The price of an individual Fund share is

9

based on market prices, which may be different from the Fund’s NAV. As a result, the Fund’s shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions or other charges when buying or selling shares of the Fund through a broker-dealer.

The Fund issues and redeems shares at NAV only in large blocks of 25,000 shares or more (“Creation Units”) and only with large institutional investors that have entered into an agreement with the Fund’s distributor in exchange for the deposit or delivery of a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

More Information About The Fund

More Information About The Fund’s Investment Objective

The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in the Fund’s investment objective.

More Information About The Fund’s Index

The Index is designed to measure the returns of Blockchain Companies. The Index universe of Blockchain Companies is identified based on research and analysis conducted by the Index Providers. The Index universe is then narrowed to include only those Blockchain Companies with market capitalizations greater than $200 million, the shares of which are exchange-traded and have a six-month average daily trading volume greater than $1,000,000 as of the Index’s reconstitution date.

The remaining Blockchain Companies are then ranked to determine the leading Blockchain Companies as measured by their Blockchain Score™, which is a proprietary ranking system developed by the Index Providers designed to identify those Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The Blockchain Score™ system seeks to identify companies that have the potential to capitalize on transformational technology that may potentially disrupt the markets in which they operate. Companies that deploy and benefit from such applications have the potential to be the disrupters in their industries and to profit at the expense of the disrupted companies that do not deploy such applications. A company’s Blockchain Score™ is assigned based on the application of several factors relating to the company’s role in the blockchain technology ecosystem and its participation in industry groups, the degree to which the company’s blockchain technology is developed, innovative, economically impactful and publicly referenced and the company’s general research and development expenditures.

The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. Each constituent weighting is capped at 15% of the Index and the cumulative weight of the five most heavily-weighted constituents may not in the aggregate account for more than 60% of the weight of the Index. The Index is reconstituted semi-annually on the third Friday in March and September.

Index Providers. The Index is developed, owned and published by the Index Providers pursuant to the terms of a Co-Developed Index Agreement. Reality Shares, in its capacity as an Index Provider, licenses the use of the Index and certain trademarks and trade names to the Trust for the benefit of the Fund. The Fund does not pay a fee for the use of the Index. The Index Providers have no obligation to take

11

the needs of the Fund or its shareholders into consideration in determining or constructing the Index and does not guarantee the timeliness, accuracy and/or completeness of the Index or any data related thereto.

The Index is governed by a published, rules-based methodology. More information about the Index, including its calculation methodology, is available on Reality Shares’ website at www.realitysharesadvisors.com. The Index Providers may change the methodology at any time in their sole discretion without regard to the needs of the Fund or Fund shareholders. Any such changes to the Index methodology will be publicly disclosed on Reality Shares’ website prior to implementation.

The Calculation Agent. The Index is calculated by Nasdaq (the “Calculation Agent”). The Calculation Agent calculates and administers the Index and publishes information regarding the market value of the Index. Reality Shares will have no role in, or any control over, the calculation of the Index.

More Information About The Fund’s Principal Investment Strategies

In managing the Fund, the Adviser uses a “passive” investment strategy meaning that the Adviser does not attempt to select securities based on their individual potential to perform better than the market.

The Adviser does not engage in temporary defensive investing, keeping the Fund’s assets fully invested in all market environments. As a result, the Fund may be more vulnerable to market movements that are adverse to the Fund’s investment objective than funds that engage in temporary defensive investing strategies. The Adviser monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

More Information About The Fund’s Principal Risks

Investing involves risk. There is no guarantee that the Fund will achieve its goals. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. This section provides additional information regarding the principal risks described under “Principal Risks” in the Fund Summary.

Authorized Participant Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

12

Blockchain Technology Risk – Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Capitalization Risk – The Fund’s investments may have exposure to securities in a particular capitalization range, e.g., large, mid, or small-cap securities, depending on the composition of the Index. As a result, the Fund may be subject to the risk that the securities within a particular capitalization range represented in the Fund's portfolio may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion. In comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

Depositary Receipt Risk – The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the securities underlying ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and

13

operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Emerging Markets Risk – The Fund may invest in emerging markets. Emerging markets generally consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Adviser. Emerging markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and perform differently from the U.S. market. Emerging markets are often dependent upon commodity prices and international trade and can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. For example, investments in emerging markets are subject to a greater risk of loss due to expropriation, nationalization, confiscation of assets and other property. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Equity Risk – The Fund is subject to the risk that the value of the equity securities in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

ETF Shares Trading Risk – Shares of the Fund are listed on the Exchange and typically trade at prices that differ from (and can be below) their NAV. The NAV of Fund shares will fluctuate with changes in the market value of the Fund’s holdings, and the exchange-traded prices of Fund shares may not fully reflect these market values. These differences may be more pronounced at or near the opening of trading on the Exchange, for newer or smaller ETFs, for ETFs that own less liquid securities or in certain market conditions. For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid or volatile markets. These price fluctuations may be significant. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. An unanticipated early closing of the Exchange may result in your inability to buy or sell shares of the Fund on that day. The Exchange may halt trading in Fund shares because of market conditions or other reasons. You may temporarily be unable to purchase or sell shares of the Fund if a trading halt occurs. Similar to shares of other issuers listed on a stock exchange, shares of the Fund may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Fund’s shares. While the Fund expects

14

that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales.

Foreign Issuer Exposure Risk – The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Geographic Concentration Risk – Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. A fund that focuses on a single country or a specific region is more exposed to that country’s or region’s economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Europe or Japan, can be interdependent and may be adversely affected by the same events. In addition, many of these countries and regions have recently experienced economic downturns, making their markets more volatile than U.S. markets.

Europe. The European economy is diverse and includes both large, competitive economies and small, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. However, recent market events affecting several of the European Union (EU) member countries have adversely affected the sovereign debt issued by those countries, and contributed to increased volatility in the value of the euro. The Economic and Monetary Union of the EU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, and recessions in EU economies may have a significant adverse effect on the economies of EU member

15

countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. In addition, the United Kingdom recently voted via referendum to exit the EU. The precise details and the resulting impact of the United Kingdom’s vote to leave the EU, commonly referred to as “Brexit,” are not yet known. The effect on the United Kingdom’s economy will likely depend on the nature of trade relations with the EU following its exit, which is a matter to be negotiated. The decision may cause increased volatility which may be sustained for some period of time and have a significant adverse impact on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time. These uncertainties have contributed to increased volatility in various currencies.

Japan. The Fund may invest in Japan. The Japanese economy has recently emerged from a prolonged economic downturn. Since 2000, Japan’s economic growth rate has remained relatively low. Its economy is characterized by government intervention and protectionism, an unstable financial services sector and relatively high unemployment. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment. Japan’s economy is also closely tied to its two largest trading partners, the U.S. and China. Economic volatility in either nation may create volatility for Japan’s economy as well. Additionally, as China has increased its role with Japan as a trading partner, political tensions between the countries has become strained. Any increase or decrease in such tension may have consequences for investment in or exposure to Japanese issuers.

Index Performance Risk – There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value. In addition, the Index was formed in September 2017. Accordingly, the Index has limited historical performance.

Index Production Risk – The Fund is not “actively” managed and seeks to correspond to the price and yield performance, before fees and expenses, of the Index. The Index Providers have the right to make adjustments to the Index or to cease providing the Index without regard to the particular interests of the Fund or its shareholders. While the Index Providers provide a rules-based methodology that describes what the Index is designed to achieve, neither the Index Providers, their agents nor data providers provide any warranty or accept any liability in relation to the quality, accuracy or completeness of the Index, its calculation, valuation or its

16

related data, and they do not guarantee that the Index will be in line with the Index Providers’ methodology, regardless of whether or not an Index Provider is affiliated with the Adviser. The composition of the Index is dependent on data from one or more third parties and/or or the application of such data within the rules of the index methodology, which may be based on assumptions or estimates. If the information technology or other facilities of an Index Provider, Calculation Agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, computations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Providers, Calculation Agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as benchmarks by other funds or managers. Any of the foregoing may lead to the inclusion of securities in the Index, exclusion of securities from the Index or the weighting of securities in the Index that would have been different had data or other information been correct or complete, which may lead to a different investment outcome than would have been the case had such events not occurred. Losses or costs associated with the Index’s errors or other risks described above will generally be borne by the Fund and its shareholders and neither the Adviser nor its affiliates or agents make any representations or warranties regarding the foregoing.

Industry Concentration Risk – The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry or group of related industries, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, which may adversely affect the Fund's performance. For information regarding the Fund's industry concentration, please see the Fund's Summary section.

Liquidity and Valuation Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid owing to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. To the extent the Fund invests in illiquid securities, such investments may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Adviser may be required to fair value the investments. For additional information about fair valuation, see “Calculating NAV.”

Market Risk – The Fund is subject to the market risk associated with its portfolio holdings. Market risk is the risk that the market price of an instrument may move up

17

and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an instrument type, an industry, a sector or markets as a whole. As a result, the price of the Fund’s investments, and therefore the price of Fund shares, may fluctuate significantly. You could lose money on your investment over short or long periods of time.

New Fund Risk – The Fund is new and has a limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not employ a successful investment strategy or successfully implement its strategy, and that the Fund may fail to attract sufficient assets under management to realize economies of scale. These factors could have a negative impact on the Fund’s performance and, if they persist over time, could result in the Fund being liquidated. While shareholders would be provided with prior notice of liquidation, liquidation does not require shareholder approval, may occur at a time that may not be favorable for all shareholders and could have negative tax consequences for shareholders.

Non-Blockchain Technology Business Line Risk – Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Non-Diversification Risk – To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single issuer’s securities could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Passive Investment Risk – The Fund is not actively managed and may be affected by a general decline in market segments relating to the Index. The Fund invests in securities included in, or representative of, the Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining or rising markets, as applicable. As a result, the Fund may be subject to greater losses in a declining market than a fund that does take defensive positions.

Sector Risk – The Sector Risks applicable to the Fund are as follows.

Financials Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Financials Sector that the Fund purchases will underperform the market as a whole. To the extent the Fund’s

18

investments are exposed to issuers conducting business in the Financials Sector (“Financials Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Financials Companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Recent events in the Financials Sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain Financials Companies to incur large losses. Numerous Financials Companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many Financials Companies to experience a dramatic decline in value. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition.

Information Technology Sector Risk. The risk that the securities of, or financial instruments tied to the performance of, issuers in the Information Technology Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Information Technology Sector (“Information Technology Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of Information Technology Companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Shares of the Fund May Trade at Prices Other Than NAV – As with all ETFs, the Fund’s shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s NAV, it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher or lower than the NAV of such shares. This may be especially true during periods where the trading volume of the Fund’s shares is low. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. Secondary market trading in ETF shares may be disrupted or halted because of market conditions or other reasons. In such instances the price of the Fund’s shares could change dramatically and without warning, you may temporarily be unable to purchase or sell shares of the Fund and you may not be able to exit your position during periods of market declines.

19

Information regarding the Fund’s intraday indicative value (the “IIV”) is disseminated every 15 seconds throughout the trading day by the Exchange or by other market data providers. The IIV is based on the current value of the assets held by the Fund that will form the basis for the Fund’s calculation of its NAV at the end of the applicable business day.

The IIV does not necessarily reflect the precise composition or the most accurate valuation of the current portfolio of instruments held by the Fund at a particular point in time. The Fund’s IIV may deviate, at times substantially, from its NAV, which is computed only once a day. Therefore, you should not view the IIV as a ‘‘realtime’’ update of the Fund’s NAV.

Tracking Error Risk – As with all index funds, the performance of the Fund may vary from the performance of the Index as a result of expenses and other factors. This variation typically results from Fund expenses, imperfect correlation and other differences between the Fund’s investments and the Index constituents, the timing of cash flows in and out of the Fund, and other factors. These and other factors may cause the Fund’s performance to vary substantially from the performance of the Index.

Information about Portfolio Holdings

Information about the Fund’s daily portfolio holdings is available at www.realityshares.com. In addition, a description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio holdings is available in the Fund’s Statement of Additional Information (the “SAI”).

Investment Adviser and Portfolio Manager

Investment Adviser

Reality Shares Advisors, LLC serves as the investment adviser to the Fund. The Adviser’s principal place of business is located at 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser has served as the investment adviser of the Fund since its inception.

Subject to the supervision of the Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”), the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs and other administrative matters. For its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of the average daily net assets of the Fund, as set forth below:

Fund	Advisory Fee
Reality Shares Nasdaq NexGen Economy ETF	0.68%

Under the Investment Advisory Agreement for the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency,

20

custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, interest expense, taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, dividends and expenses associated with securities sold short, subject to any expense limitation agreements, and non-routine expenses.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement for the Fund will be available in the Fund’s semi-annual report to shareholders dated April 30, 2018, which will cover the period November 1, 2017 to April 30, 2018.

Portfolio Manager

Eric Ervin, President of the Adviser, serves as portfolio manager of the Fund. Prior to founding the Adviser in 2013, Mr. Ervin spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and his ownership, if any, of securities in the Fund.

Purchasing and Selling Fund Shares

Most investors will buy and sell Fund shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Fund shares. Fund shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded security. When buying or selling Fund shares through a broker, you will incur customary brokerage commissions and other charges. The price at which you buy or sell Fund shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Fund shares you must buy when buying or selling shares in secondary market transactions. Fund shares may be purchased or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the SAI.

Shares of the Fund are listed on the Exchange under the following ticker symbol:

Fund	Exchange	Ticker Symbol
Reality Shares Nasdaq NexGen Economy ETF	The NASDAQ Stock Market LLC	BLCN

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

21

For information about buying and selling Fund shares, please contact your broker or dealer.

Share Trading Prices. The trading prices of the Fund’s shares may differ from the Fund’s daily NAV and are expected to vary based on a number of factors. These factors include supply and demand for the Fund’s shares, the level of dividends paid on the Fund’s portfolio securities, the prices of the Fund’s portfolio securities, economic conditions, the existence of market disruptions and other factors. The Exchange or another market information provider will disseminate the approximate value of the Fund’s portfolio every fifteen seconds. This approximate value should not be viewed as a ‘‘real-time’’ update of the NAV of the Fund because the approximate value may not be calculated in the same manner, or at the same time, as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

Frequent Purchases and Redemptions of Fund Shares

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the Fund’s shares. As an ETF, the Fund sells and redeems its shares at NAV only in Creation Units to Authorized Participants. Purchases and redemptions of Creation Units by Authorized Participants are essential to keeping the market price of the Fund’s shares at or close to their NAV and therefore frequent purchases and redemptions of Creation Units are not discouraged. Frequent purchases and redemptions of Creation Units for cash may increase portfolio transaction costs and may lead to realization of capital gains. To minimize these consequences, the Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Fund may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction costs or when an affiliate of the Fund pays any such transaction costs.

Pricing of Fund Shares

The Fund will calculate its NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares outstanding. The Fund will calculate NAV once each day that the NYSE is open as of the regularly scheduled close of trading on the NYSE (normally, 4:00 p.m. Eastern Time). The Fund’s daily NAV can be found at www.realityshares.com.

Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange on which they are traded, or, if there is no such reported sale on the valuation date, at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

22

In the event that current market valuations are not readily available or the Adviser believes such valuations do not reflect current market value, the Fund’s procedures require that a security’s fair value be determined. In determining such value, the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Dividends and Distributions

The Fund intends to distribute its net investment income, if any, at least quarterly and make distributions of its net realized capital gains, if any, annually. Brokers may make available to their customers who also are Fund shareholders the DTC book-entry reinvestment service. You should contact your broker to determine the availability and costs of this service. Brokers may require you to adhere to specific procedures and timetables. If this service is available and used, distributions of both income (which may include a return of capital) and net realized gains will be automatically reinvested in additional whole shares of the distributing Fund purchased in the secondary market. Without this service, you would receive your distributions in cash.

23

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state and local income taxes. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund intends to qualify for the special tax treatment afforded to regulated investment companies. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it timely distributes to shareholders. However, the Fund’s failure to qualify as a regulated investment company or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless you are a tax-exempt entity or your investment in Fund shares is made through a tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	The Fund makes distributions;
•	You sell Fund shares; and
•	You purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to U.S. federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the assets that generated them, rather than how long a shareholder has owned his or her Fund shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are properly reported by such Fund as capital gain dividends (‘‘Capital Gain Dividends’’) will be taxable as long-term capital gains. For non-corporate shareholders, long-term capital gains are generally subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Distributions reported by the Fund as ‘‘qualified income’’ are generally taxed to non-corporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. ‘‘Qualified income’’ generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be

24

qualified income if that stock is readily tradable on an established U.S. securities market.

Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive from the Fund that are attributable to dividends received by the Fund from U.S. corporations, subject to certain limitations.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid for your shares).

Dividends and distributions from the Fund and capital gain on the sale of Fund shares are generally taken into account in determining a shareholder’s ‘‘net investment income’’ for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

Distributions (other than Capital Gain Dividends) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies.

The Fund (or financial intermediaries, such as brokers, through which shareholders own Fund shares) generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Non-U.S. Individual Investors. Distributions (other than capital gains) paid to individual shareholders that are neither citizens nor residents of the U.S. or to foreign entities will generally be subject to a U.S. withholding tax at the rate of 30%, unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an ‘‘interest-related’’ or a ‘‘short-term capital gain,’’ which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or your broker) will inform you of the amount of your ordinary income, qualified income, and net capital gain distributions shortly after the close of each calendar year.

Taxes When You Sell Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if you held the shares you sold for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent

25

of Capital Gain Dividends paid with respect to such shares. The ability to deduct capital losses may be limited depending on your circumstances.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the exchanger’s aggregate basis in the securities surrendered and any amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss that is realized upon an exchange of securities for Creation Units cannot be currently deducted under the rules governing ‘‘wash sales’’ by an Authorized Participant which does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for securities will generally be treated as long-term capital gain or loss if the securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses. An Authorized Participant purchasing or redeeming Creation Units should consult their tax advisors with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rules apply and when a loss might be deductible.

The Fund may include cash when paying the redemption price for Creation Units in addition to, or in place of, the delivery of a basket of securities. The Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, the Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used.

Additional important information about taxes is in the SAI.

Premium/Discount Information

Information showing the number of days that the end of day market price of the Fund’s shares was greater than the Fund’s NAV (i.e., a ‘‘premium’’) and the number of

26

days that the end of day market price of the Fund’s shares was less than the Fund’s NAV (i.e., a ‘‘discount’’) for various time periods is available by visiting the Fund’s website at www.realityshares.com.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an exemptive order issued to the “Trust by the Securities and Exchange Commission (the “SEC”), including that such investment companies enter into an agreement with the Fund.

Index Publishers Information

Reality Shares and Nasdaq have entered into a Co-Developed Index Agreement that provides for the use by Reality Shares and Nasdaq of the Index and related trademarks and intellectual property. The Trust, on behalf of the Fund, has entered into a licensing agreement with Reality Shares to use the Index. The Fund is entitled to use the Index at no charge under the licensing agreement.

Reality Shares is an affiliate of the Adviser. Reality Shares, the Adviser and the Fund make no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to achieve its goals. Reality Shares has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing, or calculating the Index. Reality Shares is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued or in the determination or calculation of the equation by which the shares of the Fund are redeemable. The Fund, the Adviser and Reality Shares do not guarantee the accuracy, completeness, or performance of the Index or the data included therein and shall have no liability in connection with the Index or Index calculation.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Reality Shares Nasdaq Blockchain Economy Index to track general stock market performance. The Corporations' only relationship to Reality Shares (“Licensee”) is in the licensing of the Nasdaq® trade names and trademarks, and certain trade names of the Corporations and the use of the Reality Shares Nasdaq Blockchain Economy Index which is jointly determined and composed by Reality Shares and Nasdaq; and solely calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining,

27

composing or calculating the Reality Shares Nasdaq Blockchain Economy Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE REALITY SHARES NASDAQ BLOCKCHAIN ECONOMY INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE REALITY SHARES NASDAQ BLOCKCHAIN ECONOMY INDEX OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE REALITY SHARES NASDAQ BLOCKCHAIN ECONOMY INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Highlights

Because the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available.

28

Reality Shares ETF Trust

Investment Adviser

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, California 92101

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

More information about the Fund is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI, dated January 16, 2018, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Fund’s holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:   855-595-0240

By Mail:             402 W Broadway, 28th Floor, San Diego, CA 92101

By Internet:        www.realityshares.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Trust, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC

Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22911

Reality Shares ETF Trust

Statement of Additional Information

Dated January 16, 2018

	Principal U.S. Listing Exchange	Ticker Symbol
Reality Shares Nasdaq NexGen Economy ETF	The NASDAQ Stock Market LLC	BLCN

Reality Shares Advisors, LLC (“the Adviser”) serves as investment adviser to the Fund.

This Statement of Additional Information (the “SAI”) is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the Reality Shares ETF Trust (the “Trust”) and the Reality Shares Nasdaq NexGen Economy ETF (the “Fund”). This SAI is incorporated by reference into and should be read in conjunction with the Fund’s prospectus dated January 16, 2018 (the “Prospectus”). Capitalized terms not defined herein are defined in the Prospectus. Shareholders may obtain copies of the Fund’s Prospectus or Annual Report, when available, free of charge by writing to the Trust at 402 W Broadway, 28th Floor, San Diego, California 92101, or by calling the Trust at (855) 595-0240.

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware statutory trust on March 26, 2013. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that currently consists of seven investment portfolios (i.e., funds). The Trust is permitted to offer separate funds and different classes of shares, and additional series and classes of shares may be created from time to time. All payments received by the Trust for shares of any fund belong to the fund. Each fund has its own assets and liabilities. Additional series and/or classes may be created from time to time.

The shares of the Fund are listed on The NASDAQ Stock Market LLC (the “Exchange”). The shares of the Fund will trade on the Exchange, and other secondary markets, at market prices that may be below, at, or above the net asset value (“NAV”) of the Fund. The Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, such investments or investment practices will be advantageous to the Fund. The Fund is free to reduce or eliminate their activity in any of these areas. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s investment objectives.

The Fund’s principal investment strategies and the risks associated with the same are described in the “Fund Summary” and “More Information about the Fund’s Investment Objective, Principal Investment Strategies and Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Fund may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Prospectus, should not be considered to be a principal strategy (or related risk) applicable to the Fund.

COMMERCIAL PAPER—The Fund may invest in high-quality, short-term commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CRYPTOCURRENCY RISK— The Fund’s investments may expose it to the risks associated with investing in cryptocurrencies. Because of the complex nature of cryptocurrencies, an investor in the Fund may face numerous risks that may not be present in other investments, including the risk that: the websites that facilitate the transfer of a cryptocurrency could fail; the decentralized, open source protocol of the peer-to-peer cryptocurrency computer network could be affected by Internet connectivity disruptions, fraud or cybersecurity attacks; such network may not be adequately maintained by its participants; because cryptocurrency is a new technological innovation with a limited history, it is a highly speculative asset; future regulatory actions or policies may limit the ability to exchange a cryptocurrency or utilize it for payments; the price of a cryptocurrency may be impacted by the transactions of a small number of holders of such cryptocurrency; and that a cryptocurrency will decline in popularity, acceptance or use, thereby impairing its price.

CYBER-SECURITY RISK—Investment companies, such as the Fund, and their service providers may be vulnerable to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Fund’s Adviser, distributor, custodian, transfer agent,

3

intermediaries and other third-party service providers may adversely affect the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For example, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund also may incur additional costs for cybersecurity risk management efforts designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investments in such portfolio companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund may invest will be able to prevent cyber-attacks or avoid losses or other adverse consequences relating to cyber-attacks or other information security breaches in the future.

EQUITY SECURITIES—Equity securities, such as common stock, represent ownership interests in a company. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. The Fund may purchase and sell equity securities in various ways, including through registered exchanges in the U.S. or the over-the-counter market, as well as non-U.S. exchanges. The equity securities in which the Fund may invest are common stocks, which represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

FIXED INCOME SECURITIES—The Fund may invest up to 20% of its net assets in high-quality, short-term fixed income securities for investment purposes but is not limited in its ability to purchase such securities to serve as collateral for its other investments. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s NAV.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (known as “credit risk”) and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as “market risk”). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Securities held by the Fund that are guaranteed by the U.S. government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund’s shares.

FOREIGN ISSUERS—The Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial

4

instruments include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depositary Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar-denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or in the OTC market in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer. However, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences in a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing directly and indirectly in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Foreign stock exchanges, brokers and listed companies generally are subject to less government supervision and regulation than in the United States. The customary settlement time for foreign securities may be longer than the customary settlement time for U.S. securities. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of

5

local political, economic, or social instability, military action or unrest, or adverse diplomatic or legal developments, including favorable or unfavorable changes in currency exchange rates, foreign interest rates, exchange control regulations (including currency blockage), and possible difficulty in obtaining and enforcing judgments against foreign entities. The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Trading volumes in emerging market countries also may be consistently low, which may result in a lack of liquidity and extreme price volatility.

The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information also may affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. There also are special tax considerations which apply to securities and obligations of foreign issuers and securities and obligations principally traded overseas.

Recent Market Conditions Affecting Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many also are members of the EU’s Economic and Monetary Union (“EMU”), which requires compliance with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. These controls may significantly affect every country in Europe by limiting EMU member countries’ ability to implement domestic monetary policies that address regional economic conditions. The EU and its members also face other issues that may affect the region’s economic stability, including historically high levels of unemployment in certain regions, the proposed enlargement of EU membership, and uncertainty surrounding the adoption, amendment, or abandonment of a constitutional treaty.

The need for fiscal and democratic accountability among EMU members also is a very important issue facing Europe. EMU nations facing large public deficits, such as Greece, Ireland, Portugal, and Spain, are in need of economic assistance from other EMU nations. As a condition upon the receipt of such assistance, countries with large public deficits may be required to implement specific economic reforms or meet specific performance levels. A failure on the part of these EMU nations to make these required reforms or achieve these stated objectives may either slow Europe’s overall economic recovery or result in an economic downturn that impacts the value of all European debt securities.

The EU has been extending its membership and influence to the east. The EU has accepted several new members that were previously behind the Iron Curtain, and has engaged in discussions with several other countries regarding future membership. It is hoped that membership for these countries will help cement economic and political stability. Nevertheless, eight of the recent entrants are former Soviet satellites and remain burdened to various extents by the inherited inefficiencies of centrally planned economies and state-owned industries. A significant portion of the work force is unionized, and many others are unable to find work, contributing to periods of labor and social unrest. Despite recent reform and privatization Eastern European governments also continue to control a large proportion of the region’s economic activity, and government spending in these countries remains high compared to that of Western Europe. In the past, some of these Eastern European governments expropriated significant amounts of private property without ever settling claims filed by the rightful owners. The securities markets in these countries have fewer protections for its investors, less information available on its corporations, and less trading activity. In addition, compliance with the terms of EMU membership, including tight fiscal and monetary controls and outside restrictions on a country’s ability to subsidize and privatize its industries, may significantly affect the Eastern European economy.

As the EU continues to expand its membership, the candidate countries' accessions may grow more controversial. Some member states may reject the accession of certain candidate countries on concerns about the possible economic, immigration, and cultural implications that may result from such inclusion. The EU’s membership expansion and its current and future status therefore continue to be the subject of political controversy, with widely differing views both within and between member states. The growth of nationalist and populist parties in

6

both national legislatures and the European Parliament also may further threaten enlargement, and impede both national and supranational governance.

The EU also faces a significant threat from member states leaving the EU. Most recently, the United Kingdom held a popular referendum in which it voted to exit the EU. The precise details and consequences of the so-called “Brexit” vote remain unclear, particularly with respect to the timeline of the withdrawal process and the outcome of negotiations of a new relationship between the United Kingdom and the EU. The United Kingdom vote to leave the EU signals potential vulnerability of the EU and its component member states that may experience similar separatist movements in the future. The pending threat of an exit by the United Kingdom, as well as the possibility of similar initiatives in other EU member states, have contributed to increased volatility that may be sustained for some period of time and have a significant adverse effect on world financial markets, other international trade agreements, and the United Kingdom and European economies, as well as the broader global economy for some time. These uncertainties also have contributed to increased volatility in various currencies.

Russia’s increasingly assertive posture poses its own set of risks for the EU. Opposition to EU expansion to members of the former Soviet bloc may prompt more intervention by Russia in the affairs of its neighbors, as seen in Ukraine since 2014 and Georgia in 2008. This interventionist stance may have various negative consequences, including direct effects, such as export restrictions on Russia’s natural resources, Russian support for separatist groups located in EU countries, or externalities of ongoing conflict, such as an influx of refugees from Ukraine, or collateral damage to foreign assets in conflict zones, all of which could negatively affect EU economic activity.

The influx of migrants and asylum seekers, primarily from Africa and the Middle East, also poses certain risks to the EU. Ongoing conflicts around the world, particularly the civil war in Syria, and economic hardship across Africa and the developing world have produced an outflow of refugees and migrants seeking resettlement in the EU. Resettlement itself may be costly for individual member states, particularly those border countries on the periphery of the EU where migrants first enter. In addition, pressing questions over accepting, processing and distributing migrants have been a significant source of intergovernmental disagreements and could pose significant dangers to the integrity of the EU. It is possible that, as wealth and income inequality grow in individual member states, socioeconomic and political tensions may be exacerbated. The potential direct and indirect consequences of this growing gap may be substantial.

As economic conditions across member states vary widely, there is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member states. Member states must maintain tight control over inflation, public debt, and budget deficits in order to qualify for participation in the euro. These requirements can significantly hamper EMU member states’ ability to implement fiscal policy to address regional economic conditions. Moreover, member states that use the euro cannot devalue their currencies in the face of economic downturn, precluding them from stoking inflation to reduce their real debt burden and potentially rendering their exports less competitive.

The global financial crisis of 2008-2009 brought several small countries in Europe to the brink of sovereign default. Many other economies fell into recession, decreasing tax receipts and widening budget deficits. In response, many countries of Europe have implemented fiscal austerity, decreasing discretionary spending in an attempt to decrease their budget deficits. However, many European governments continue to face high levels of public debt and substantial budget deficits, some with shrinking government expenditures, which hinder economic growth in the region and may still threaten the continued viability of the EMU. Due to these large public deficits, some European issuers, such as Greece and Italy, may continue to have difficulty accessing capital and may be dependent on emergency assistance from European governments and institutions to avoid defaulting on their outstanding debt obligations. The availability of such assistance, however, may be contingent on an issuer’s implementation of certain reforms or reaching a required level of performance, which may increase the possibility of default. Such prospects could inject significant volatility into European markets, which may reduce the liquidity or value of a fund's investments in the region. Likewise, the high levels of public debt raise the possibility that certain European issuers may be forced to restructure their debt obligations, which could cause a fund to lose the value of its investments in any such issuer.

The legacy of the global financial crisis of 2008-2009, the European sovereign debt crisis and the ongoing recession in parts of Europe have left the banking and financial sectors of many European countries weakened

7

and, in some cases, fragile. Many institutions remain saddled with high default rates on loans, still hold assets of indeterminate value, and have been forced to maintain higher capital reserves under new regulations. This has led to decreased returns from finance and banking directly, and has constricted the sector's ability to lend, thus potentially reducing future returns and constricting economic growth. Further reducing the returns to the banking sector have been the historically low interest rates in Europe prompted by the ECB's expanded asset purchase program. However, the asset purchase program is but one of the ECB’s policy actions in response to the European sovereign debt crisis and persistent economic stagnation. The ECB has sought to spur economic growth and ward off deflation by engaging in quantitative easing, lowering the ECB’s benchmark rate into negative territory, and opening a liquidity channel to encourage bank lending.

European policy makers took unprecedented steps to respond to the economic crisis in the region; accordingly, ongoing regulatory uncertainty could have a negative effect on the value of a fund's investments in the region. A group of EU countries, led by France and Germany, have been trying to enact a financial transactions tax since 2014. Although the passage of the proposal is in doubt, if enacted, the tax as proposed could have broad effects on the financial industry in Europe. Moreover, governments across the EMU are facing increasing opposition to certain measures taken in response to the recent economic crises. For example, efforts to reduce public spending in certain countries have been met with large-scale protests. As a result, many governments in the region have suffered electoral defeats in recent years. Leaders in some of these countries have openly questioned the sustainability of the EMU, which raises the risk that certain member states will abandon the euro or that the euro may cease to exist as a single currency in its current form. Any such occurrence would likely have wide-ranging effects on global markets that are difficult to predict. However, these effects would likely have a negative impact on a fund’s investments in the region.

Although some European economies have begun to show more sustained economic growth, significant risks still threaten their recovery, such as high levels of public debt, significant rates of unemployment, aging populations, heavy regulation of non-financial businesses, persistent trade deficits, rigid labor markets, and inability to access credit the ongoing debt crisis, political and regulatory responses to the financial crisis and uncertainty about the sustainability of the EMU and the EU itself. These challenges may continue to limit short-term growth and economic recovery in the region. Some countries have experienced prolonged stagnation or returns to recession, raising the specter that other European economies could follow suit. Although certain of these challenges may weigh more heavily on some European economies than others, the economic integration of the region increases the likelihood that recession in one country may spread to others. Should Europe experience another recession, the value of a fund's investments in the region may be adversely affected.

While certain EU countries continue to use their own currency, there is a collective group of EU countries, known as the Eurozone, that use the euro as their currency. Although the Eurozone has adopted a common currency and central bank, there is no fiscal union; therefore, money does not automatically flow from countries with surpluses to those with fiscal deficits. Several Eurozone countries continue to face deficits and budget issues, some of which may have negative long-term effects for the economies of not just Eurozone countries but all of Europe. Rising government debt levels could increase market volatility and the probability of a recession, lead to emergency financing for certain countries, and foster increased speculation that certain countries may require bailouts. Eurozone policymakers have previously struggled to agree on solutions to debt crises, which has stressed the European banking system as lending continued to tighten. Similar crises in the future could place additional stress on the banking system and lead to downgrades of European sovereign debt. There continues to be concern over national-level support for the euro, which could lead to the implementation of currency controls, certain countries leaving the EU, or potentially a breakup of the Eurozone and dissolution of the euro. A breakup of the Eurozone, particularly a disorderly breakup, would pose special challenges for the financial markets and could lead to exchange controls and/or market closures. In the event of a Eurozone default or breakup, some of the most significant challenges faced by the funds with euro-denominated holdings and derivatives involving the euro would include diminished market liquidity, operational issues relating to the settlement of trades, difficulty in establishing the fair values of holdings, and the redenomination of holdings into other currencies.

Risk Factors Regarding Japan. After three decades of strong economic growth, Japan’s economy fell into a long recession in the 1990s. After a few years of mild recovery in the mid-2000s, Japan’s economy fell into another recession as a result of the recent global economic crisis. Recently, the growth of Japan’s economy has lagged that of its Asian neighbors and other major developed economies, and uncertainties about its recovery remain. Going

8

forward, Japan’s economy faces several concerns, including huge government debt, high unemployment, an aging and shrinking population, an unstable financial sector, and low domestic consumption.

Japanese unemployment levels and the aging and shrinking population have become areas of increasing concern. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Also of concern are Japan’s trade surpluses. As a trade-dependent nation long used to high levels of government protection, it is unclear how the Japanese economy will react to the potential adoption of the trade liberalization measures promoted by their trading partners. Japan’s heavy dependence on international trade has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic condition of its trading partners. Japan’s high volume of exports has caused trade tensions, particularly with the Unites States. The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan’s economy. Additionally, the Japanese yen has fluctuated widely at times and the strength of the yen itself may prove an impediment to strong continued exports and economic recovery, because it makes Japanese goods sold in other countries more expensive and reduces the value of foreign earnings repatriated to Japan. Since the Japanese economy is so dependent on exports, any fall off in exports may be seen as a sign of economic weakness, which may adversely affect the market.

The most pressing need for action is financial sector reform and securing public support for taxpayer-funded bailouts, although internal conflict over the proper way to reform has stifled progress. Banks, in particular, must dispose of their bad loans and trim their balance sheets in preparation for greater competition from foreign institutions as more areas of the financial sector are opened. In addition, the Japanese securities markets are less regulated than the U.S. markets, shareholders’ rights are not always enforced, and evidence has emerged of instances of distortion of market prices to serve political or other purposes. Successful financial sector reform would allow Japan’s financial institutions to act as a catalyst for economic recovery at home and across the Asian region.

Because Japan’s economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the United States. Japan also has growing economic relationships with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political or social instability in those countries. For instance, Japan is particularly susceptible to the slowing economic growth in China, Japan’s second largest export market. Despite a strengthening in the economic relationship between Japan and China, the countries’ political relationship has at times been strained in recent years, and an increase in tension could adversely affect the economy and destabilize the region as a whole. Japanese securities may also be subject to a lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States.

The natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan’s economy and its nuclear energy industry, and may continue to do so. The risks of natural disasters occurring, and the resulting damage, continue to exist and could have a severe and negative impact on a fund’s holdings in Japanese securities. Japan also has one of the world’s highest population densities, and a natural disaster centered in or near Tokyo, Osaka, or Nagoya could have a particularly devastating effect on Japan’s financial markets. Additionally, Japan has few natural resources and remains heavily dependent on oil imports. Any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.

Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis.

Risk Factors Regarding Emerging Markets. The Fund may invest in emerging markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due

9

to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges, broker-dealers, custodians and clearinghouses may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax and irregular financial reporting, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

Many emerging market countries suffer from uncertainty and corruption in their legal and political systems. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. A change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future. In such an event, it is possible that a fund could lose the entire value of its investments in the affected market. Similarly, a lack of social, political, and economic stability among emerging market countries can be common and may lead to social unrest, an uneven distribution of wealth, labor strikes, religious oppression, and civil wars. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation, and rapid fluctuations in inflation rates; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers for reasons apart from factors that affect the soundness and competitiveness of the issuers. For instance, prices may be unduly influenced by traders who control large positions in these markets. Foreign security trading, settlement and custodial practices (including those involving securities settlements where fund assets may be released prior to receipt of payment) are often less developed than in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. In addition, currency hedging techniques may be unavailable in certain emerging market countries. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). Moreover, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

In the past, governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which can cause huge budget deficits. Often, interest payments have become too overwhelming for these governments to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the governments not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay

10

or submission to political pressure, the governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries, and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

In addition to their over-reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. The recent global economic crisis weakened the global demand for their exports and tightened international credit supplies and, as a result, many emerging countries are facing significant economic difficulties and some countries have fallen into recession and recovery may be gradual.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Fund may invest up to 15% of its net assets in illiquid securities. If, subsequent to purchase, a security held by the Fund becomes illiquid, the Fund may continue to hold the security. Because of their illiquid nature, illiquid securities generally must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”). Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the Adviser determines the liquidity of the Fund’s investments. In determining liquidity, the Adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security and the ability to assign or offset the rights and obligations of the security).

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts (“REITs”), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Other investment companies are continuously offered at NAV, but may also be traded in the secondary market at a premium or discount to their NAV.

Generally, the federal securities laws limit the extent to which the Fund can invest in securities of other investment companies, subject to certain exceptions. For example, the Fund is prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, subject to certain exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1), in excess of the limits of Section 12(d)(1)(A) of the 1940 Act.

The Fund may invest in other investment companies, including those managed by the Adviser, to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are listed and traded on national securities exchanges at market prices. ETF shares typically trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETF’s shares). These differences may be more pronounced for newer or smaller ETFs,

11

for ETFs that own less liquid securities or in certain market conditions. By investing in an ETF, the Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical rating organization (“NRSRO”), such as S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), or determined by the Adviser to be of comparable quality at the time of purchase; (iv) short- term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of credit ratings, see Appendix A to this SAI. The Fund may invest in money market securities for cash management purposes or as collateral or “cover” in connection with derivative transactions.

REGULATORY DEVELOPMENTS RISK—In October 2016, the SEC adopted a new Rule 22e-4 under the 1940 Act requiring open-end funds, such as the Fund, to establish a liquidity risk management program and enhance disclosures regarding fund liquidity. The Fund will be required to comply with the rule by June 1, 2019. The full effect the new rule will have on the Fund is not yet known, but the Fund’s compliance with the rule may adversely affect its performance and ability to achieve its investment objective. In addition to Rule 22e-4, the U.S. government recently has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry generally. The SEC’s proposed rules governing the use of derivatives by registered investment companies, the Department of Labor’s (“DOL”) final rule on conflicts of interest and fiduciary investment advice, as well as the SEC’s final rules and amendments to modernize reporting and disclosure (“Modernization”) could, among other things, restrict and/or increase the cost of a fund’s ability to engage in transactions, impact flows into the fund, and/or increase overall expenses of the fund. In addition, Congress, various exchanges and regulatory and self-regulatory authorities, domestic and foreign, have undertaken reviews of derivatives trading in light of market volatility. Among the actions that have been taken or proposed to be taken are new limits and reporting requirements for speculative positions, new or more stringent daily price fluctuation limits for futures and options transactions, and increased margin requirements for various types of futures transactions. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect certain of the instruments in which the Fund invests and the Fund’s ability to execute its investment strategies.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act. The Fund may invest up to 15% of its net assets in restricted securities.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its advisers or its affiliates unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

12

The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act to the extent required by the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 NAV per share.

The investment of cash collateral subjects the Fund to market risk. The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

TRACKING ERROR—The Fund may experience tracking error. A number of factors may contribute to the Fund’s tracking error. For example, the following factors may affect the ability of the Fund to achieve correlation with the performance of the Index: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) fluctuations in currency exchange rates; (3) the Fund holding less than all of the securities in the Index and/or securities not included in the Index; (4) an imperfect correlation between the performance of instruments held by the Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (5) bid-ask spreads (the effect of which may be increased by portfolio turnover); (6) the Fund holding instruments traded in a market that has become illiquid or disrupted; (7) Fund share prices being rounded to the nearest cent; (8) changes to the Index that are not disseminated in advance; (9) the need to conform the Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (10) the time difference between the close of the foreign market on which foreign securities are traded and the time the Fund prices its shares; or (11) early or unanticipated closings of the markets on which the holdings of the Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions. To the extent the Fund engages in fair value pricing, the day-to-day correlation of the Fund’s performance may tend to vary from the closing performance of the Index.

U.S. GOVERNMENT SECURITIES—The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business

13

Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Financing Corporation, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. As such, it is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. There is therefore a risk that U.S. government securities may be adversely affected by changes in interest rates or a decline in the credit quality of the U.S. government.

Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, which are currently being operated under the conservatorship of the Federal Housing Finance Agency, there can be no assurance that it will support these in other government-sponsored enterprises in the future.

Securities backed by the full faith and credit of the United States are generally considered to be among the most, if not the most, creditworthy investments available. While the U.S. government has honored its credit obligations continuously for the last 200 years, political events have, at times, called into question whether the United States would default on its obligations. Such an event would be unprecedented and there is no way to predict its impact on the securities markets or the funds. However, it is very likely that default by the United States would result in losses to the funds.

MORE INFORMATION ABOUT THE INDEX

A description of the Reality Shares Nasdaq Blockchain Economy Index (the “Index”) on which the Fund is based, is provided in the Prospectus. Additional information about the Index, including its component securities, weightings and governing rules is available at www.realitysharesadvisors.com.

Index Availability

The Index is calculated and disseminated throughout the principal trading hours each day the Exchange is open for trading.

Changes to the Index Methodology

The Index is governed by a published, rules-based methodology. Reality Shares, Inc. (“Reality Shares”) and Nasdaq, Inc. (“Nasdaq” and together, the “Index Providers”) may change the Index methodology at any time in their sole discretion without regard to the needs of the Fund or Fund shareholders. Any changes to the methodology of the Index will be publicly disclosed on the Fund’s website, www.realityshares.com prior to implementation.

MORE INFORMATION ABOUT THE INDEX PROVIDERS AND THE CALCULATION AGENT

The Index is developed, owned and published by the Index Providers. Reality Shares is the parent company of the Adviser and as such, Reality Shares and the Adviser are affiliates of each other. Nasdaq serves as calculation agent of the Index. Nasdaq, using the applicable rules-based methodology, will calculate, maintain and disseminate the Index on a daily basis. Reality Shares and the Adviser have established policies and procedures designed to prevent non-public information regarding pending changes to the Index from being used or

14

disseminated in an improper manner. Furthermore, Reality Shares and the Adviser have established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies and to mitigate the Fund’s portfolio manager from having sole influence on the construction of the Index methodology.

INDEX LICENSING INFORMATION

The Trust, on behalf of the Fund, has entered into a licensing agreement with Reality Shares to use the Index. The Fund is entitled to use the Index at no cost.

The Index is a trademark of the Index Providers and has been licensed for use for certain purposes by the Trust, on behalf of the Fund. The Fund and its shares are not sponsored, endorsed, sold or promoted by the Index Providers and the Index Providers make no representation regarding the advisability of investing in shares of the Fund. The Index Providers make no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by the Index Providers to track general market performance. Reality Shares is an affiliate of the Adviser and its relationship to the Trust includes the licensing of certain trademarks and trade names of the Index Providers and of the data supplied by the Index Providers, which is determined, composed and calculated by the Index Providers. The Index Providers have no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by the Index Providers. The Index Providers are not responsible for and has not participated in the determination of the prices of the shares of the Fund or the timing of the issuance or sale of such shares. The Index Providers have no obligation or liability in connection with the administration, marketing or trading of the Fund or its shares.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

1.	The Fund may make loans, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.	The Fund may borrow money, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.	The Fund may not issue senior securities, as such term is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as amended or interpreted from time to time, except as permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.	The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities of the same industry to approximately the same extent that the Index concentrates in the securities of a particular

15

industry or group of industries.

5.	The Fund may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.	The Fund may underwrite securities issued by other persons, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The Fund observes the following policies, which are not deemed fundamental and which may be changed by the Board without shareholder vote.

1.	The Fund may not hold illiquid securities in an amount exceeding, in the aggregate, 15% of its net assets.

2.	The Fund may not borrow money (i) in an amount exceeding 33 1/3% of the value of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets) and (ii) other than from a bank, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation.

3.	The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

4.	The Fund may not invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. The Fund may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things; purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

5.	The Fund may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the Fund.

The Fund is a non-diversified investment management company. This means that a relatively high percentage of the Fund’s assets may be invested in the obligations of a limited number of issuers. The value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as regulated investment companies under the Internal Revenue Code, which requires in part that the

16

Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, or tax-exempt obligations of state or municipal governments and their political subdivisions.

Borrowing. The 1940 Act presently allows the Fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 331/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by the Fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, the Fund may only make loans if expressly permitted by its investment policies. The Fund’s non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves the Fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict the Fund’s ability to invest in real estate, but does require that every fund have the Fundamental investment policy governing such investments. The Fund has adopted the Fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

CONTINUOUS OFFERING

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker- dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor (as defined below), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to shares are reminded that, under Rule 153 of the 1933 Act, a prospectus-delivery obligation under

17

Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

The shares of the Fund will trade on the Exchange at prices that may differ to some degree from the Fund’s NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares will continue to be met. The Exchange may, but is not required to, remove the shares of the Fund from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the shares of the Fund for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on purchases or sales of shares in market transactions will be based on negotiated commission rates at customary levels.

THE ADMINISTRATOR

General. The Bank of New York Mellon (the “Administrator”), a New York banking organization with its principal business offices located at 101 Barclay Street, New York, New York 10286, serves as administrator of the Fund. The Administrator also serves as the transfer agent and custodian for the Fund.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an Administration and Accounting Agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator is compensated for providing such services to the Trust by the Adviser pursuant to the terms of the Advisory Agreement (defined below).

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from negligence, willful misfeasance or bad faith on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder or from breach of any representation or warranty contained in the Administration Agreement.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by either party upon written notice to the other party at least 90 days’ prior to the end of the initial term or renewal term, as applicable; (ii) by either party upon 30 days’ prior written notice if the other party fails to perform its obligations under the Administration Agreement in any material respect; and (iii) by the Administrator on not less than 30 days’ written notice to the Trust if the Trust terminates the custody agreement between the Trust and The Bank of New York Mellon serving in its capacity as custodian of the Trust.

THE ADVISER

General. Reality Shares Advisors, LLC (the “Adviser”) was founded in 2013 and is a Delaware limited liability company. The principal business address of the Adviser is 402 West Broadway, Suite 2800, San Diego, California 92101.

Advisory Agreement. The Trust and the Advisor have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser oversees the investment advisory services provided to the Fund.

The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its

18

duties or from reckless disregard of its obligations or duties thereunder.

After its initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable (i) at any time without penalty by the Trustees of the Trust or by a majority of the outstanding shares of the Fund, or (ii) by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to the Trust.

Management Fees. For these advisory services, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of the Fund):

Fund	Management Fee
Reality Shares Nasdaq NexGen Economy ETF	0.68%

The Adviser is responsible, under the Investment Advisory Agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Fund will bear the cost of, interest expense, taxes, brokerage expenses, dividends and expenses associated with securities sold short, subject to any expense limitation agreements, and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses.

THE PORTFOLIO MANAGER

Eric Ervin, President of the Adviser, serves as portfolio manager of the Fund. Prior to founding the Adviser in 2013, Mr. Ervin spent 14 years building the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. Mr. Ervin is a Certified Financial Planner practitioner, and a Chartered Financial Consultant.

Other Accounts Managed by the Portfolio Manager. Including the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Eric Ervin	5	$88,992,806	0	$0	0	$0

*	Information provided is as of October 31, 2017. None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Compensation. The Fund’s portfolio manager is compensated in 3 ways: fixed annual base salary; long-term incentive compensation (stock and stock options) that are awarded based on longevity with the firm and, an annual discretionary bonus (cash and/or options) awarded on the overall performance of the firm, not specific to the individual Fund managed by him.

Conflicts of Interest. The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

19

Ownership of Fund Shares. As of the date if this SAI, the portfolio manager did not beneficially own shares of the Fund.

THE DISTRIBUTOR

The Trust and ALPS Distributors, Inc. (the “Distributor”), a Colorado corporation, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Distributor, by the Board or by a majority of the outstanding shares of the Fund, upon 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most ETFs, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a fund, at which time the fund’s primary service providers present the Board with information concerning the investment objective, strategies and risks of the fund, as well as the proposed investment limitations for the fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser and other service providers, such as the fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the Adviser, the Board meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s investments, including, for example, portfolio holdings schedules and reports on the Adviser’s use of derivatives, if any, in

20

managing the Fund.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding the valuation and liquidity of portfolio securities. The Trust’s Fair Value Pricing Committee reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board, in consultation with Fund management, also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are five (5) members of the Board, three (3) of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Eric Ervin serves as Chairman of the Board. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a majority of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of series overseen by the Board. The structure and operation of the Board is designed to facilitate the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee and Nominating and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees.

Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust.

21

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in the Past 5 Years	Number of Portfolios in Fund Complex(3) Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Eric Ervin(4) (Born: 1976)	Trustee (since 2014)	President, CEO and Co-Founder of Reality Shares, Inc. (October 2011 – present)	7	None
Michael S. Rosen(4) (Born: 1961)	Trustee (since 2014)	Co-Founder and CEO of Context Capital Management, LLC (2001 – present)	7	None
Independent Trustees
Christopher Nero (Born: 1967)	Trustee (since 2014)	CEO of Bridgeport Financial Technology (April 2016 – present), CEO of True North Advisory Group, (January 2012 – February 2016)	7	None
Nathaniel R. Singer (Born: 1961)	Trustee (since 2014)	Swap Financial Group, Municipal Adviser (January 2008– present)	7	Municipal Securities Rulemaking Board
Justin Ferayorni, CFA (Born: 1973)	Trustee (since 2015)	Founder, CEO and Chief Investment Officer of Tamarack Capital Management, LLC (2005 – present)	7	None

(1)	Unless otherwise noted, the business address of each Trustee is 402 West Broadway, Suite 2800, San Diego, California 92101.
(2)	Each Trustee shall serve until death, resignation or removal.
(3)	The term “Fund Complex” refers to the Reality Shares ETF Trust.
(4)	Messrs. Ervin and Rosen may be deemed to be “interested” persons of the Fund, as that term is defined in the 1940 Act, by virtue of their affiliation with the Adviser and/or its affiliates.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of his ability to review and understand information about the Fund provided to him by management, to identify and request other information he may deem relevant to the performance of his duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise his business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on his own experience, qualifications, attributes and skills as described below.

Eric Ervin is President, CEO and Co-Founder of the Adviser. Prior to co-founding the Adviser, Mr. Ervin founded the Ervin Miller Group wealth management franchise at Morgan Stanley Smith Barney. He holds Certified Financial Planner and Chartered Financial Consultant designations.

Michael S. Rosen is Co-Chairman, Chief Executive Officer, and co-founder of Context Capital Management, LLC, an alternative asset management firm. Prior to co-founding Context Capital Management, LLC, Mr. Rosen was a co-principal owner of two investment advisers to a mutual fund complex and a mutual fund portfolio manager. Mr. Rosen is on the Board of Trustees for the University of Rochester, where he also serves on the Investment and Development Committees. He is also a Chartered Financial Analyst.

Christopher Nero is a retired Managing Director and former Global Head of Deutsche Bank’s Alternative Fund Services business, which provides services to hedge funds, private equity funds, and other alternative investment vehicles, located throughout the U.S., Europe, the Middle East, and Asia. He has over 27 years experience in the financial services industry and has held senior management positions with several alternative investment firms. He previously served as a senior accountant in the Division of Investment Management of the SEC.

22

Nathaniel R. Singer has over 30 years experience in the financial services industry, including previously serving as the Chief Operating Officer of the municipal bond department of a major U.S. investment bank. Mr. Singer served on the Board of Trustees of the Municipal Securities Rulemaking Board including serving as Chairman for one year. He also served as an advisor to the Government Accounting Standards Board and the Securities Industry and Financial Markets Association.

Justin Ferayorni, CFA is the Founder, Chief Executive Officer and Chief Investment Officer of Tamarack Capital Management, LLC (“Tamarack”), founded in 2005. Tamarack is an SEC registered hedge fund focused on investing in healthcare related equities. Prior to founding Tamarack, Mr. Ferayorni served in several positions across the financial services industry focused on analyzing companies within the healthcare industry, including positions as a healthcare analyst and portfolio manager. In addition, Mr. Ferayorni was previously employed at an investment bank, where he worked on both corporate finance and merger and acquisition transactions as an analyst and associate.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund.

Board Standing Committees. The Board has established the following standing committees:

•	Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) pre- approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ reports on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and (ix) other audit related matters. Messrs. Nero, Singer and Ferayorni currently serve as members of the Audit Committee. Mr. Nero serves as the Chairman of the Audit Committee. The Audit Committee met three (3) times during the most recent fiscal year.

•	Governance Committee. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i)considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of “interested” Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office. Messrs. Nero, Singer and Ferayorni currently serve as members of the Governance Committee. Mr. Singer serves as the Chairman of the Governance Committee. The Governance Committee met once during the most recent fiscal year.

23

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Trustee	Fund	Dollar Range of Fund Shares(1)	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee (1)(2)
Interested Trustees
Eric Ervin	Reality Shares Nasdaq NexGen Economy ETF	None	$50,001 – 100,000
Michael S. Rosen	Reality Shares Nasdaq NexGen Economy ETF	None	Over $1,000,000
Independent Trustees
Christopher Nero	Reality Shares Nasdaq NexGen Economy ETF	None	$0
Nathaniel R. Singer	Reality Shares Nasdaq NexGen Economy ETF	None	$0
Justin Ferayorni, CFA	Reality Shares Nasdaq NexGen Economy ETF	None	$0

(1)	Information is provided as of December 31, 2017.
(2)	The term “Fund Complex” refers to the Reality Shares ETF Trust.

Board Compensation. The Trust paid the following fees to the Trustees during the Fund’s most recently completed fiscal year ended October 31, 2017:

Trustee	Aggregate Compensation from the Trust(1)	Total Compensation from the Fund Complex(2)
Interested Trustees
Eric Ervin	$0	$0
Michael S. Rosen	$0	$0
Independent Trustees
Christopher Nero	$21,000	$21,000
Nathaniel R. Singer	$21,000	$21,000
Justin Ferayorni, CFA	$20,000	$20,000

(1)       No Trustee is entitled to any deferred compensation, pension or retirement benefits payable by the Fund.

(2)       The term “Fund Complex” refers to the Reality Shares ETF Trust.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is 402 West Broadway, Suite 2800, San Diego, California 92101. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Eric Ervin (Born: 1976)	President (since 2014)	President, CEO and Co-Founder of Reality Shares, Inc. (October 2011 – present)
Tom Trivella (Born: 1958)	Treasurer (since 2014)	Chief Operating Officer of Reality Shares, Inc. (October 2013 – present)
Ryan Ballantyne (Born: 1971)	Secretary (since 2014)	Executive Vice President - Sales and Trading of Reality Shares, Inc. (September 2012 – present)
Ted J. Uhl (Born: 1975)	Chief Compliance Officer (since 2014)	Deputy Chief Compliance Officer of ALPS (June 2010 – Present)

24

(1)	The business address of Messrs. Ervin, Trivella and Ballantyne is 402 West Broadway, Suite 2800, San Diego, California 92101. The business address of Mr. Uhl is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
(2)	Each officer shall serve until death, resignation or removal.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Purchasing and Selling Fund Shares.”

Depository Trust Company (“DTC”) acts as securities depository for the Fund’s shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial

25

Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNITS

Purchase (Creation). The Trust issues and sells Shares of the Fund only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at the NAV per share next determined after receipt of an order, on any Business Day (as defined below), in proper form.

A “Business Day” with respect to the Fund is, generally, any day on which the Exchange is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of the Fund may consist of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) and an amount of cash (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit” for the Fund, which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Because non-exchange traded derivatives and certain listed derivatives are not currently eligible for in-kind transfer, they will be substituted through the Cash Component. Specifically, the Fund will not accept exchange-traded options, OTC options, exchange-traded futures, forward contracts, or swaps as Deposit Securities.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the value of Deposit Securities. If the Cash Component is a positive number, the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number, the Authorized Participant will receive the Cash Component. The Cash Component does not include any stamp duty tax or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities. These are the sole responsibility of the Authorized Participant.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component at its discretion. For example, cash may be substituted to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in other situations deemed appropriate by the Trust.

The Fund reserve the right to use this approach, including issuing and redeeming Creation Units partially in-kind and partially in cash.

The Fund, through the National Securities Clearing Corporation (“NSCC”), make available on each Business Day, prior to the opening of business on its Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is

26

made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes from time to time based on a number of factors.

Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant. In each case, such entity must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”). A Participating Party or DTC Participant that has entered a Participation Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Units. All orders to create Creation Units must be received by the Distributor no later than the closing time of the regular trading session on the Exchange (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) on the date such orders are placed in order to receive that day’s NAV. All orders must be received in proper form. The date on which an order to create Creation Units is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below, which procedures may change from time to time without notice at the discretion of the Trust. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units through an Authorized Participant shall be placed with an Authorized Participant, in the form required by such Authorized Participant. In addition, the Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, in that case, orders to create Creation Units of the Fund have to be placed by each investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Units of the Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Units of the Fund that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and the Cash Component.

Placement of Creation Orders Using the Clearing Process. The Clearing Process is a process commonly used to create or redeem Creation Units of the Fund. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through The Bank of New York Mellon to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

27

Placement of Creation Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund’s Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern time, on the “Settlement Date.” The Settlement Date is typically the third Business Day following the Transmittal Date. The Fund reserve the right to settle transactions on a basis other than “T” plus three Business Days (i.e., days on which the NYSE is open) (“T+3”). In certain cases Authorized Participants will create and redeem Creation Units of the Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to The Bank of New York Mellon through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by The Bank of New York Mellon no later than 2:00 p.m., Eastern time, on the Settlement Date. An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if The Bank of New York Mellon does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m. on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using the Fund’s Deposit as newly constituted to reflect the then-current NAV of the Fund. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund’s pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with The Bank of New York Mellon the appropriate amount of federal funds by 2:00 p.m., Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or The Bank of New York Mellon does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with The Bank of New York Mellon, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities.

Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases, as well as any stamp taxes, income or dividends due.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by The Bank of New York Mellon or purchased by the Trust and deposited into the Trust and all related transaction costs and other items, as noted above, have been cleared. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Units so created generally will occur no

28

later than the Settlement Date.

Cash Purchases. When, in the sole discretion of the Trust, cash purchases of Creation Units of shares are available or specified for the Fund, such purchases shall be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by the Fund. If the Authorized Participant acts as a broker for the Fund in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein.

Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor with respect to the Fund. Orders may be rejected and acceptance may be revoked if, for example: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not the same as those disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund’s Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund’s Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, The Bank of New York Mellon, the Distributor or the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, The Bank of New York Mellon or a sub-custodian or any other participant in the creation process and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, The Bank of New York Mellon, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation/Redemption Transaction Fee. Generally, a transaction fee, as set forth in the table below, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Authorized Participants may be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. To minimize these consequences, the Fund may impose a transaction fee on such Creation Unit transactions that is designed to offset the transfer and other transaction costs the Fund incurs. The Fund may elect to not impose a transaction fee in cases where no transaction costs will be borne by the Fund such as when the Fund’s custodian determines to not assess transaction fees and charges in connection with creation and redemption transactions or when an affiliate of the Fund pays any such transaction costs. The Fund also may adjust the transaction fee from time to time. An additional charge or a variable charge (discussed below) will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust, and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the Fund’s Securities (defined below) from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary also may be charged a fee for such services.

29

Fund	Creation/Redemption Transaction Fee
Reality Shares Nasdaq NexGen Economy ETF	$500

In addition to the transaction fees listed above, the Fund may charge a variable fee for creations and redemptions in cash to offset brokerage and impact expenses associated with a cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and the Adviser’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction. In no event will a creation transaction fee exceed 5% of the amount invested or a redemption transaction fee exceed 2% of the amount redeemed.

Placement of Redemption Orders Using the Clearing Process. Orders to redeem Creation Units through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. Except as described herein, an order to redeem Creation Units using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. The considerations for redemption of Creation Units of the Fund generally consists of (i) a designated portfolio of in-kind securities that closely approximate the holdings of the Fund (the “Fund Securities”) and (ii) an amount of cash denominated in U.S. dollars (the “Cash Redemptions Amount”) as described below. The requisite Fund Securities and the Cash Redemption Amount generally will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside the Clearing Process. Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. An order to redeem Creation Units outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by The Bank of New York Mellon (in its capacity as Transfer Agent) not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to The Bank of New York Mellon no later than 11:00 a.m., Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Units of the Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

General Redemption Procedures. An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the requisite number of shares to be redeemed and can receive the entire proceeds of the redemption, and (ii) the shares to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement which would preclude the delivery of such shares to the Trust. The Trust reserves the right to verify these representations at its discretion. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

If the requisite number of shares of the Fund is not delivered on the Transmittal Date as described above, the Fund may reject or revoke acceptance of the redemption request because the Authorized Participant has not satisfied all of the settlement requirements.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available Fund and shall be held by The Bank of New York Mellon and marked-to-market daily, and that the fees of The Bank of New York Mellon and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant’s agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at

30

any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral as well as any transaction costs, stamp taxes, income or dividends due.

The calculation of the value of the Fund’s Securities and the Cash Redemption Amount to be delivered upon redemption will be made by The Bank of New York Mellon according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date, and the requisite number of shares of the Fund are delivered to The Bank of New York Mellon prior to the DTC cut-off time, then the value of the Fund’s Securities and the Cash Redemption Amount to be delivered will be determined by The Bank of New York Mellon on such Transmittal Date. If, however, a redemption order is submitted to The Bank of New York Mellon by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the Fund are not delivered by the DTC cut-off- time on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund’s Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust on which the shares of the Fund are delivered through DTC to The Bank of New York Mellon by the DTC cut-off-time on such Business Day pursuant to a properly submitted redemption order.

The Fund may also, in their sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund’s Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund’s Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund’s Securities applicable to the redemption of a Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Cash Redemptions. The Fund may pay out the proceeds of redemptions of Creation Units solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Fund may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Fund in connection with the sale of Fund Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs as discussed under the heading “Brokerage Transactions” herein. Because non-exchange traded derivatives and certain listed derivatives are not currently eligible for in-kind transfer, they will be substituted with an amount of cash of equal value when the Fund process redemptions of Creation Units. Specifically, the Fund will transfer the corresponding cash value of exchange-traded options, OTC options, exchange-traded futures, forward contracts, or swaps as Deposit Securities.

In-Kind Redemptions. The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within the normal settlement period. The Fund will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the New York Stock Exchange (the “NYSE”) is closed (other than customary weekend and holiday closings); (2) for

31

any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV of the Fund’s shares is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be fair valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV. No secondary sales will be made to brokers or dealers at a concession by the Distributor or by the Fund. Purchases and sales of shares in the secondary market, which will not involve the Fund, will be subject to customary brokerage commissions and charges. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from the Fund in Creation Units.

The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV per share. The NAV per share for the Fund is calculated by the Administrator and determined as of the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open.

In computing the Fund’s NAV, the Fund’s securities holdings are valued based on their last readily available market price. Price information on listed securities, including ETFs in which the Fund may invest, is taken from the exchange where the security is primarily traded. Other portfolio securities and assets for which market quotations are not readily available or determined to not represent the current fair value are valued based on fair value as determined by the Fund in good faith in accordance with procedures adopted by the Board.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund’s complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Fund, when filed, may be obtained at no charge upon request by calling (855) 595-0240 or by visiting the SEC’s website at www.sec.gov.

32

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund’s Prospectus. No attempt is made to present a detailed explanation of the U.S. federal, state, local or foreign tax treatment of the Fund or its shareholders and the discussion here and in the Fund’s Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

This discussion of federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Fund. The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and at least 90% of its net tax exempt interest income, for each tax year, if any (“Distribution Requirement”) and also must meet several additional requirements.

Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would generally be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

33

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by the Fund indefinitely. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Internal Revenue Code.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income, but does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the Adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by the Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by the Fund from another RIC (including an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so reported by such RIC. If you lend your Fund Shares, such as pursuant to a securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. For non-corporate shareholders, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In the case of corporate shareholders, the Fund’s distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

34

To the extent that the Fund makes distributions of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

The Fund’s investments in derivative instruments, such as option contracts, futures or swaps tied to dividend returns, will generally not generate income eligible to be treated as qualified dividend income when received by individual shareholders or be eligible for the dividends-received deduction when received by corporate shareholders. Therefore, even though the Fund is designed to isolate the level of expected dividends on equity securities, the Fund’s use of derivative instruments means that the Fund is unlikely to generate income eligible to be treated as qualified dividend income or eligible for the dividend-received deduction. The Fund, however, may occasionally receive dividend income from direct investments in the equity securities of issuers of certain equity indexes, as well as from investments in other ETFs designed to track the performance of the securities comprising these indexes. The Fund may be eligible to distribute such dividend income as qualified dividend income when received by individual shareholders or eligible for the dividends-received deduction when received by corporate shareholders, subject to certain limitations.

If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the NAV of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of the Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sale or Exchange of Fund Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This

35

loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of Fund shares for shares of a different fund is the same as a sale.

Cost-Basis Reporting. Unless you fall within certain exceptions, the custodian, broker or other administrative agent holding your shares in the Fund on your behalf must report to the Internal Revenue Service (“IRS”) and furnish to you the cost basis information for shares of such Fund. In addition to reporting the gross proceeds from the sale of shares of the Fund, you will receive cost basis information for such shares, which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of the Fund, you are to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding your shares in the Fund will use a default cost basis method they have chosen, which should have been communicated to you. The cost basis method elected by you (or the cost basis method applied by default) for each sale of shares of the Fund may not be changed after the settlement date of each such sale. You should consult your tax advisor to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies to you. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on the Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”); (ii) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Internal Revenue Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisors regarding these issues.

Backup Withholding. The Fund will be required in certain cases to withhold, at a rate of 28%, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, the Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. The Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend,” which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. Gains realized by non-U.S. shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Non-U.S. shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to

36

payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a non-U.S. shareholder entitled to claim the benefits of a tax treaty may be different than those described above. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Fund is required to withhold 30% of certain ordinary dividends they pay, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain Capital Gain Dividends they pay, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Fund or their agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in the Fund will need to provide such Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Fund should consult their tax advisors in this regard.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in the Fund.

Retirement Accounts. If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from the Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Creation and Redemption of Creation Units. A person who purchases a Creation Unit by exchanging securities in-kind generally will recognize a gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any net amount of cash received by the Authorized Participant in the exchange and (ii) the sum of the purchaser’s aggregate basis in the securities surrendered and any net amount of cash paid for the Creation Units. A person who redeems Creation Units and receives securities in-kind from the Fund will generally recognize a gain or loss equal to the difference between the redeemer’s basis in the

37

Creation Units, and the aggregate market value of the securities received and any net cash received. The IRS, however, may assert that a loss realized upon an in-kind exchange of securities for Creation Units or an exchange of Creation Units for securities cannot be deducted currently under the rules governing “wash sales” if the person does not mark-to-market its holdings, or on the basis that there has been no significant change in economic position. Persons effecting in-kind creations or redemptions should consult their own tax adviser with respect to these matters.

The Trust on behalf of the Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Because each shareholder’s tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

BROKERAGE TRANSACTIONS

Brokerage Transactions. The Adviser assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to the breadth of the market in the security; the price of the security; the reasonableness of the commission or mark-up or mark-down, if any; execution capability; settlement capability; back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, the Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions (see “Creation and Redemption of Creation Units” herein). Such orders may be placed with an Authorized Participant in its capacity as broker-dealer or with an affiliated broker-dealer of such Authorized Participant. In such cases, the Fund will require such broker-dealer to achieve execution at a price that is at least as favorable to the Fund as the value of such securities used to calculate the Fund’s NAV. The broker-dealer will be required to reimburse the Fund for, among other things, any difference between the price (including applicable brokerage commissions, taxes and transaction costs) at which such securities were bought or sold and the value of such securities used to calculate the Fund’s NAV. This amount will vary depending on the quality of the execution and may be capped at amounts determined by the Adviser in its sole discretion.

Portfolio Turnover Rate. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

38

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Fund, including the Adviser. The Policy is designed to ensure that the disclosure of information about the Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of the Fund.

As an ETF, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any exemptive order of the SEC applicable to the Fund, regulations of the Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Exchange, the NSCC and/or third- party service providers.

The Fund will disclose on the Fund’s website at the start of each Business Day the identities and quantities of the securities and other assets held by the Fund that will form the basis of the Fund’s calculation of their NAV on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

Daily access to the Fund’s portfolio holdings with no lag time is permitted to personnel of the Adviser, the Fund’s distributor and the Fund’s administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Fund. The Fund’s Chief Compliance Officer (“CCO”) may authorize disclosure of portfolio holdings.

The Fund may disclose their complete portfolio holdings or a portion of its portfolio holdings online at www.realityshares.com. Online disclosure of such holdings is publicly available at no charge.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund. Each share issued by the Fund has a pro rata interest in the assets of the Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. If additional series of the Trust are created, shares of all series vote together as a single class except that if the matter being voted on affects only a particular series or if a matter affects a particular series differently from other series, that series will vote separately on such matter.

Each share held entitles the shareholder of record to one vote. As a Delaware statutory trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the prospectus or SAI states that an investment limitation or the Fundamental policy may not be changed

39

without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Following the creation of the initial Creation Unit(s) of shares of the Fund and immediately prior to the commencement of trading in the Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. The Fund cannot accurately predict the length of time for which one or more shareholders may remain a control person or persons of the Fund.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CUSTODIAN AND TRANSFER AGENT

The Bank of New York Mellon, located at 101 Barclay Street, New York, New York 10286, acts as custodian, transfer agent and dividend paying agent for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1111 Pennsylvania Avenue NW, Washington, DC 20004, serves as counsel to the Trust.

40

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, the Fund does not have any control persons or principal holders of securities to report.

41

APPENDIX A DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the Fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest

A-1

requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.
•	High rates of return on funds employed.
•	Conservative capitalization structures with moderate reliance on debt and ample asset protection.
•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1	Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2	Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

A-2

F-3	Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-3

APPENDIX B

REALITY SHARES ADVISORS, LLC

Proxy Voting Policies and Procedures December 2013

Reality Shares Advisors, LLC (“RSA”) has been delegated proxy voting responsibility by the Reality Shares EFT Trust (“Trust”) for proxies solicited on the securities held in the Trust’s underlining mutual funds’ portfolios (“Funds”), which are managed by RSA. These policies and procedures, which may be amended from time to time, apply to the voting of such proxies by RSA.

SECTION 1- PROXY VOTING GUIDELINES

The fundamental guideline followed by RSA in voting proxies on behalf of the Fund is to make every effort to ensure that the manner in which shares are voted is in the best interest of the Fund and the value of the specific investment. Absent special circumstances of the types described below, it is the policy of RSA to exercise its proxy voting discretion in accordance with the guidelines set forth in Exhibit A (“Proxy Voting Guidelines”). Any changes to the Proxy Voting Guidelines must be pre-approved in writing by RSA’s Chief Compliance Officer (“CCO”).

SECTION 2 - VOTING RESPONSIBILITY

The CCO has the responsibility of voting the Fund’s proxies received by RSA (the “Responsible Voting Party”). RSA may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations. RSA will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines.

SECTION 3 - APPLICATION OF PROXY VOTING GUIDELINES

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Party (with the pre-approval of the CCO) may vote a proxy contrary to the Proxy Voting Guidelines if it is determined that such action is in the best interests of the Fund. In the exercise of such discretion, the Responsible Voting Party may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from the Board of Trustees of the Trust may also justify casting different votes.

The Responsible Voting Party will document the rationale for any proxy voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the recordkeeping process.

SECTION 4 - CONFLICTS OF INTEREST

RSA may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, a conflict would exist if RSA, its, or the Fund’s affiliates and/or employees have a business or personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships.

B-1

If at anytime, RSA and/or the Responsible Voting Party become aware of any type of potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the CCO. Conflicts of interest will be handled in various ways depending on the type and materiality. This includes:

I.	Where the Proxy Voting Guidelines outline RSA’s voting position, as either “for” or “against” such proxy proposal, voting will be in made accordance with the Proxy Voting Guidelines.

II.	Where the Proxy Voting Guidelines outline RSA’s voting position to be determined on a “case by case” basis for such proxy proposal, or such proposal is not listed in the Proxy Voting Guidelines, then one of the two following methods will be selected by RSA depending upon the facts and circumstances of each situation and the requirements of applicable law:

A.	Voting the proxy in accordance with the voting recommendation of non-affiliated third party vendors.

B.	Voting the proxy pursuant to direction by the Board of Trustees of the Fund.

SECTION 5 - OTHER SPECIAL SITUATIONS

RSA may choose not to vote proxies in certain situations, such as: 1) where RSA deems the cost of voting would exceed any anticipated benefit to the Fund, or 2) where a proxy is received for a security no longer held in the Fund’s portfolio (i.e., RSA had previously sold the entire position).

SECTION 6 - PROXY VOTING RECORDS

RSA will maintain the following records under these policies and procedures:

I.	A copy of all policies and procedures.

II.	A copy of each proxy statement received regarding the Fund’s securities.

III.	A record of each vote cast by RSA on behalf of the Fund.

IV.	A copy of any document created by RSA that was material to making a decision on how to vote proxies on behalf of the Fund or that memorialize the basis for that decision.

V.	A copy of each written request by the Board of Trustees or CCO of the Fund for information on how RSA voted proxies on behalf of the Fund, and a copy of any written response by RSA to any (written or verbal) request for information on how RSA voted proxies on behalf of the Fund.

The foregoing records will be retained for at least six (6) years from the end of the year the document was created. RSA may rely on one or more third parties to create and retain the records referred to in items II and III above.

SECTION 7 – REPORTING AND DISCLOSURES

A copy of these policies and procedures will be provided to the Fund’s CCO and the Board of Trustees anytime upon request and at least annually for review and approval. In addition, information on each proxy voted will be provided to the Fund’s CCO or designee, in accordance with the Fund’s written policies and procedures.

B-2

Exhibit A

Reality Shares Advisors, LLC Proxy Voting Guidelines

It is intended that these Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in the Reality Shares Advisors, LLC Proxy Voting Policy, the Firm may vote a proxy contrary to the below guidelines if it is determined that such action is in the best interests of the Fund.

RSA will vote “For” the following voting issues:

•	Board Majority of Independent Directors
•	Board Committee membership exclusively of independent Directors Fixed Board size
•	Shareholders ability to remove Directors
•	Shareholders proposal to have independent Chair Director Ratification of auditors
•	Confidential voting D&O indemnification
•	Employee stock purchase plans
•	Shareholder ratification of golden parachutes Shareholder approval to implement ESOP
•	Shareholder ability to remove Directors with or without cause Shareholder electing directors to fill board vacancies
•	401(k) plans for employees Expensing stocks options Minor bylaw changes Corporate name changes
•	Changing date, time, and/or location of annual meeting Disclosure of CEO succession planning
•	Shareholder voting required for poison pills

RSA will vote “Against” the following voting issues:

•	Directors required to own minimum amount of company stock Limit of tenure of Directors
•	Poison pills without shareholder approval Mandatory retirement age for Directors Amending bylaws without shareholder consent
•	Restriction on shareholders’ ability to call special meetings Requiring supermajority of shareholder votes

RSA will vote “Case by Case” for the following voting issues and for any issues not listed in these guidelines:

•	Auditor indemnification and limits of liability Limiting non-audit services by auditor Shareholder proposals on audit firm rotation Election of Directors
•	Compensation Committee members Management “say on pay” proposals
•	Proposals to classify/stagger the Board Advance notice proposals
•	Anti-green mail proposals
•	Proxy expense reimbursements
•	Change state of incorporation
•	To increase common shares of company

B-3

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated March 26, 2013 (the “Certificate of Trust”) of Reality Shares ETF Trust (the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A (File No. 333-192288), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013 (the “Initial Registration Statement”).

(a)(2)	Certificate of Amendment dated September 13, 2013 to the Certificate of Trust is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014 (“Pre-Effective Amendment No. 3”).

(a)(3)	Registrant’s Amended and Restated Agreement and Declaration of Trust dated November 7, 2013 (the “Declaration of Trust”) is incorporated herein by reference to Exhibit (a)(3) to the Initial Registration Statement.

(a)(4)	Form of Amended and Restated Schedule A to the Declaration of Trust is incorporated herein by reference to Exhibit (a)(4) to Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-409410 on November 12, 2014 (“Pre-Effective Amendment No. 4”).

(a)(5)	Amended and Restated Schedule A to the Declaration of Trust, reflecting the addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(b)	Registrant’s Amended and Restated By-Laws dated November 7, 2013, as amended and restated March 9, 2016, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017 (“Post-Effective Amendment No. 12”).

(c)	See Article III and Article V of the Declaration of Trust, which is incorporated herein by reference to Exhibit (a)(3) to the Initial Registration Statement.

(d)(1)	Amended and Restated Advisory Agreement dated December 9, 2015 between the Registrant and Reality Shares Advisors, LLC (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-16-482285 on February 26, 2016 (“Post-Effective Amendment No. 10”).

(d)(2)	Amended and Restated Schedule A to the Advisory Agreement, reflecting the

1

addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(e)(1)	Distribution Agreement dated January 21, 2014 between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 2 to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-446892 on December 18, 2014 (“Post-Effective Amendment No. 2”).

(e)(2)	Amendment No. 1 dated July 1, 2014 to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 2.

(e)(3)	Amendment No. 2 dated December 9, 2015 to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 10.

(e)(4)	Amendment No. 3 to the Distribution Agreement, reflecting the addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(e)(5)	Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-039232 on February 6, 2014 (“Pre-Effective Amendment No. 1”).

(f)	Not Applicable.

(g)(1)	Custody Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 3.

(g)(2)	Amendment and revised Schedule II dated May 30, 2014 to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) to Pre-Effective Amendment No. 3.

(g)(3)	Amendment and revised Schedule II to the Custody Agreement, reflecting the addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(h)(1)	Fund Administration and Accounting Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Administration Agreement”) is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3.

(h)(2)	Amendment and revised Exhibit A dated May 30, 2014 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 3.

2

(h)(3)	Amendment and revised Exhibit A dated November 16, 2015 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 10.

(h)(4)	Amendment and revised Exhibit A to the Administration Agreement, reflecting the addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(h)(5)	Transfer Agency and Service Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 3.

(h)(6)	Amendment and revised Appendix I dated May 30, 2014 to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 3.

(h)(7)	Amendment and revised Appendix I to the Transfer Agency Agreement, reflecting the addition of the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(h)(8)	Chief Compliance Officer Services Agreement dated December 16, 2014 between the Registrant and ALPS Funds Services, Inc. (the “CCO Agreement”) is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 2.

(h)(9)	Amendment dated November 2, 2015 to the CCO Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 10.

(i)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, Reality Shares DIVCON Dividend Guard ETF, Reality Shares NASDAQ-100 DIVS Index ETF and Reality Shares DIVS Index ETF, is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 12.

(i)(2)	Opinion and Consent of Morgan, Lewis & Bockius LLP, relating to the Reality Shares Nasdaq NexGen Economy ETF, to be filed by amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Initial Capital Agreement dated October 22, 2014 is incorporated herein by reference to Exhibit (l) to Pre-Effective Amendment No. 4.

(m)	Not applicable.

(n)	Not applicable.

3

(o)	Not applicable.

(p)(1)	Amended Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 12.

(p)(2)	Code of Ethics for Reality Shares Advisors, LLC is incorporated herein by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 1.

(p)(3)	Amended Code of Ethics for ALPS Distributors, Inc. dated December 19, 2014 is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 10.

(q)(1)	Powers of Attorney for Messrs. Nathaniel Singer, Chris Nero and Rick Slaughter are incorporated herein by reference to Exhibit (q) to Pre-Effective Amendment No. 1.

(q)(2)	Power of Attorney for Michael Rosen is incorporated herein by reference to Exhibit (q)(2) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-176865 on May 1, 2014.

(q)(3)	Power of Attorney for Justin Ferayorni is incorporated herein by reference to Exhibit (q)(3) to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), filed with the SEC via EDGAR Accession No. 0001193125-15-400330 on December 10, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30.	Indemnification

Please see Article VII of the Declaration of Trust, which is filed as Exhibit (a)(3) and is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a

4

court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.	Business and Other Connections of the Investment Adviser

The following lists any other business, profession, vocation or employment of a substantial nature in which Reality Shares Advisors, LLC (the “Adviser”), and each director, officer or partner of the Adviser, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, neither the Adviser nor any director, officer or partner of the Adviser is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

The Adviser serves as the investment adviser for each series of the Registrant. The Adviser’s principal business address is 402 West Broadway, Suite 2800, San Diego, California 92101. The Adviser is an investment adviser registered under the Investment Advisers Act of 1940.

Name and Position with the Adviser	Name of Other Company	Position with Other Company
Eric Ervin, President	Reality Shares, Inc.	President and CEO
Ryan Ballantyne, Vice President and Secretary	Reality Shares, Inc.	Vice President and Secretary
Tom Trivella, Assistant Secretary, Chief Financial Officer, Chief Administrative Officer, Chief Compliance Officer	Reality Shares, Inc.	Chief Operating Officer and Chief Financial Officer

Item 32.	Principal Underwriters

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, ALPS Series Trust, The Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Brandes Investment Trust, Broadview Funds Trust, Brown Capital Management Mutual Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds Trust, DBX ETF Trust, Elevation ETF Trust, ETFS Trust, Financial Investors Trust, Firsthand Funds, FS Credit Income Fund, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Credit Fund, Griffin Institutional Access Real Estate Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, Northern Lights Fund Trust (on behalf of the 13D Activist Fund), NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-ADV, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series

5

Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Stone Ridge Trust, Stone Ridge Trust II, Stone Ridge Trust III, Stone Ridge Trust IV, Stone Ridge Trust V, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Josh Eihausen	Vice President, Associate Senior Counsel	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None

6

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained by the Registrant or on its behalf by the following entities:

Reality Shares ETF Trust

402 West Broadway, Suite 2800

San Diego, California 92101

The Bank of New York Mellon

225 Liberty Street

New York, New York 10286

Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, California 92101

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California on the 12th day of January, 2018.

REALITY SHARES ETF TRUST

By: /s/ Eric R. Ervin
Eric R. Ervin
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Eric R. Ervin
Eric R. Ervin	Trustee and President	January 12, 2018

/s/ Christopher Nero*
Chris Nero	Trustee	January 12, 2018

/s/ Michael S. Rosen*
Michael Rosen	Trustee	January 12, 2018

/s/ Nathaniel R. Singer*
Nathaniel Singer	Trustee	January 12, 2018

/s/ Justin Ferayorni*
Justin Ferayorni	Trustee	January 12, 2018

/s/ Tom Trivella
Tom Trivella	Treasurer	January 12, 2018

*By:	/s/ Tom Trivella
Tom Trivella
Attorney-in-Fact

8